American Century Investments®
Quarterly Portfolio Holdings
VP Capital Appreciation Fund
September 30, 2022

VP Capital Appreciation - Schedule of Investments
SEPTEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.2%
Aerospace and Defense — 3.0%
CAE, Inc.(1)	117,594	1,803,900
Curtiss-Wright Corp.	40,771	5,673,692
HEICO Corp.	36,317	5,228,922
		12,706,514
Auto Components — 0.7%
Aptiv PLC(1)	36,958	2,890,485
Banks — 1.0%
SVB Financial Group(1)	12,894	4,329,547
Beverages — 1.8%
Celsius Holdings, Inc.(1)	81,185	7,361,856
Biotechnology — 7.0%
Alnylam Pharmaceuticals, Inc.(1)	24,020	4,807,843
Horizon Therapeutics PLC(1)	77,366	4,788,182
Neurocrine Biosciences, Inc.(1)	69,987	7,433,319
Sarepta Therapeutics, Inc.(1)	73,471	8,121,485
Seagen, Inc.(1)	29,664	4,058,925
		29,209,754
Building Products — 2.3%
Trane Technologies PLC	53,496	7,746,756
Zurn Elkay Water Solutions Corp.	82,471	2,020,539
		9,767,295
Capital Markets — 4.6%
Ares Management Corp., Class A	58,616	3,631,261
LPL Financial Holdings, Inc.	38,637	8,441,412
MSCI, Inc.	16,776	7,075,949
		19,148,622
Chemicals — 2.2%
Albemarle Corp.	5,619	1,485,888
Avient Corp.	90,197	2,732,969
Element Solutions, Inc.	292,906	4,765,581
		8,984,438
Commercial Services and Supplies — 1.4%
Republic Services, Inc.	43,010	5,851,080
Communications Equipment — 3.1%
Arista Networks, Inc.(1)	113,114	12,769,440
Containers and Packaging — 1.3%
Avery Dennison Corp.	32,490	5,286,123
Electrical Equipment — 5.2%
AMETEK, Inc.	68,683	7,789,339
Generac Holdings, Inc.(1)	9,751	1,737,043
nVent Electric PLC	110,309	3,486,868
Plug Power, Inc.(1)(2)	86,696	1,821,483
Regal Rexnord Corp.	48,217	6,767,738
		21,602,471
Electronic Equipment, Instruments and Components — 3.6%
Cognex Corp.	114,083	4,728,740
Keysight Technologies, Inc.(1)	66,138	10,407,476
		15,136,216

Entertainment — 1.8%
Live Nation Entertainment, Inc.(1)	42,580	3,237,783
ROBLOX Corp., Class A(1)	30,654	1,098,640
Spotify Technology SA(1)	38,881	3,355,430
		7,691,853
Equity Real Estate Investment Trusts (REITs) — 0.9%
Rexford Industrial Realty, Inc.	74,921	3,895,892
Food Products — 3.1%
Hershey Co.	59,556	13,130,311
Health Care Equipment and Supplies — 3.7%
DexCom, Inc.(1)	94,722	7,628,910
IDEXX Laboratories, Inc.(1)	23,855	7,771,959
		15,400,869
Health Care Providers and Services — 1.1%
Amedisys, Inc.(1)	27,345	2,646,722
R1 RCM, Inc.(1)	112,358	2,081,994
		4,728,716
Health Care Technology — 1.5%
Veeva Systems, Inc., Class A(1)	38,255	6,307,484
Hotels, Restaurants and Leisure — 7.6%
Airbnb, Inc., Class A(1)	67,455	7,085,473
Chipotle Mexican Grill, Inc.(1)	8,069	12,125,771
Hilton Worldwide Holdings, Inc.	105,065	12,672,940
		31,884,184
Interactive Media and Services — 1.1%
Match Group, Inc.(1)	93,907	4,484,059
Internet and Direct Marketing Retail — 0.9%
Chewy, Inc., Class A(1)(2)	70,103	2,153,564
Etsy, Inc.(1)	16,120	1,614,096
		3,767,660
IT Services — 3.6%
Cloudflare, Inc., Class A(1)	118,718	6,566,292
EPAM Systems, Inc.(1)	23,214	8,407,879
		14,974,171
Life Sciences Tools and Services — 5.4%
Agilent Technologies, Inc.	43,313	5,264,695
Bio-Techne Corp.	16,729	4,751,036
IQVIA Holdings, Inc.(1)	40,488	7,333,996
Mettler-Toledo International, Inc.(1)	4,978	5,396,750
		22,746,477
Machinery — 1.8%
Graco, Inc.	61,764	3,702,752
Parker-Hannifin Corp.	16,495	3,996,903
		7,699,655
Oil, Gas and Consumable Fuels — 2.4%
Excelerate Energy, Inc., Class A	89,052	2,083,817
Hess Corp.	73,722	8,034,961
		10,118,778
Professional Services — 3.0%
Jacobs Solutions, Inc.	63,628	6,903,001
Verisk Analytics, Inc.	33,124	5,648,636
		12,551,637
Road and Rail — 1.8%
Lyft, Inc., Class A(1)	129,961	1,711,586

Norfolk Southern Corp.	27,853	5,839,382
		7,550,968
Semiconductors and Semiconductor Equipment — 4.0%
Enphase Energy, Inc.(1)	27,442	7,614,332
Marvell Technology, Inc.	65,395	2,806,099
Monolithic Power Systems, Inc.	16,744	6,084,770
		16,505,201
Software — 14.5%
Cadence Design Systems, Inc.(1)	113,985	18,628,568
Datadog, Inc., Class A(1)	74,428	6,607,718
DocuSign, Inc.(1)	27,619	1,476,788
HubSpot, Inc.(1)	14,183	3,831,112
Manhattan Associates, Inc.(1)	80,686	10,733,659
Palo Alto Networks, Inc.(1)	70,872	11,608,125
Trade Desk, Inc., Class A(1)	125,970	7,526,707
		60,412,677
Specialty Retail — 0.9%
Burlington Stores, Inc.(1)	14,961	1,673,986
Five Below, Inc.(1)	14,047	1,933,851
		3,607,837
Textiles, Apparel and Luxury Goods — 1.9%
lululemon athletica, Inc.(1)	28,936	8,089,348
TOTAL COMMON STOCKS (Cost $385,041,612)		410,591,618
SHORT-TERM INVESTMENTS — 2.4%
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	100,628	100,628
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,198,645	2,198,645
		2,299,273
Repurchase Agreements — 1.9%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.625% - 4.625%, 1/15/25 - 5/15/47, valued at $1,316,870), in a joint trading account at 2.86%, dated 9/30/22, due 10/3/22 (Delivery value $1,294,794)		1,294,486
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75% - 3.25%, 5/31/29 - 6/30/29, valued at $6,604,568), at 2.95%, dated 9/30/22, due 10/3/22 (Delivery value $6,476,592)		6,475,000
		7,769,486
TOTAL SHORT-TERM INVESTMENTS (Cost $10,068,759)		10,068,759
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $395,110,371)		420,660,377
OTHER ASSETS AND LIABILITIES — (0.6)%		(2,512,776)
TOTAL NET ASSETS — 100.0%		$418,147,601

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	139,702	USD	101,747	Goldman Sachs & Co.	12/30/22	$(558)
USD	1,763,492	CAD	2,379,162	Goldman Sachs & Co.	12/30/22	40,221
USD	48,189	CAD	65,617	Goldman Sachs & Co.	12/30/22	661
						$40,324

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,864,550. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,947,556, which includes securities collateral of $748,911.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	408,787,718	1,803,900	—
Short-Term Investments	2,299,273	7,769,486	—
	411,086,991	9,573,386	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	40,882	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	558	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.